Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	26 Months Ended	30 Months Ended	47 Months Ended	60 Months Ended	68 Months Ended	78 Months Ended	103 Months Ended	104 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000162940
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ONEY
C000162941
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ONEO
C000162942
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ONEV
C000019040
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MDYG
C000019041
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MDYV
C000019043
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SLYG
C000019027
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SLYV
C000104492
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VLU
C000104493
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MMTM
C000123372
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LGLV
C000123373
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMLV
C000195381
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SIMS
C000195382
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HAIL
C000195383
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FITE
C000205415
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KOMP
C000205413
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CNRG
C000205414
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ROKT
C000220766
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EFIV
C000231370
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ESIX
C000235432
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NZUS
C000019026
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPTM
C000019036
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPLG
C000128125
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPSM
C000019037
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPYG
C000019038
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPYV
C000160602
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPYD
C000244514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPDG
C000019039
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPMD
C000019029
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RWR
C000019030
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KBE
C000033541
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KRE
C000019034
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SDY
C000033534
Average Annual Return [Line Items]
Line Graph and Table Measure Name		XAR
C000027706
Average Annual Return [Line Items]
Line Graph and Table Measure Name		XBI
C000027707
Average Annual Return [Line Items]
Line Graph and Table Measure Name		XHB
C000033535
Average Annual Return [Line Items]
Line Graph and Table Measure Name		XOP
Without Sales Load [Member] | C000162940
Average Annual Return [Line Items]
Average Annual Return, Percent		12.72%				11.54%			11.43%
Without Sales Load [Member] | C000162941
Average Annual Return [Line Items]
Average Annual Return, Percent		14.17%				10.34%			9.87%
Without Sales Load [Member] | C000162942
Average Annual Return [Line Items]
Average Annual Return, Percent		11.07%				10.18%			11.21%
Without Sales Load [Member] | C000019040
Average Annual Return [Line Items]
Average Annual Return, Percent		18.65%				10.31%					9.55%
Without Sales Load [Member] | C000019041
Average Annual Return [Line Items]
Average Annual Return, Percent		8.02%				9.38%					8.02%
Without Sales Load [Member] | C000019043
Average Annual Return [Line Items]
Average Annual Return, Percent		12.88%				8.20%					8.96%
Without Sales Load [Member] | C000019027
Average Annual Return [Line Items]
Average Annual Return, Percent		4.06%				7.31%					7.05%
Without Sales Load [Member] | C000104492
Average Annual Return [Line Items]
Average Annual Return, Percent		18.54%				13.08%					10.66%
Without Sales Load [Member] | C000104493
Average Annual Return [Line Items]
Average Annual Return, Percent		32.16%				15.18%					12.99%
Without Sales Load [Member] | C000123372
Average Annual Return [Line Items]
Average Annual Return, Percent		11.16%				9.48%					10.86%
Without Sales Load [Member] | C000123373
Average Annual Return [Line Items]
Average Annual Return, Percent		9.65%				6.14%					7.56%
Without Sales Load [Member] | C000195381
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.39%)				3.22%		2.75%
Without Sales Load [Member] | C000195382
Average Annual Return [Line Items]
Average Annual Return, Percent		(14.40%)				1.58%		0.62%
Without Sales Load [Member] | C000195383
Average Annual Return [Line Items]
Average Annual Return, Percent		16.07%				9.17%		11.04%
Without Sales Load [Member] | C000205415
Average Annual Return [Line Items]
Average Annual Return, Percent		4.69%				8.03%	8.96%
Without Sales Load [Member] | C000205413
Average Annual Return [Line Items]
Average Annual Return, Percent		(27.69%)				11.08%	14.64%
Without Sales Load [Member] | C000205414
Average Annual Return [Line Items]
Average Annual Return, Percent		2.93%				6.71%	8.09%
Without Sales Load [Member] | C000220766
Average Annual Return [Line Items]
Average Annual Return, Percent		24.95%			17.10%
Without Sales Load [Member] | C000231370
Average Annual Return [Line Items]
Average Annual Return, Percent		11.29%		0.51%
Without Sales Load [Member] | C000235432
Average Annual Return [Line Items]
Average Annual Return, Percent		22.61%	11.64%
Without Sales Load [Member] | C000019026
Average Annual Return [Line Items]
Average Annual Return, Percent		23.52%				14.53%					12.39%
Without Sales Load [Member] | C000019036
Average Annual Return [Line Items]
Average Annual Return, Percent		24.51%				14.97%					12.73%
Without Sales Load [Member] | C000128125
Average Annual Return [Line Items]
Average Annual Return, Percent		8.64%				7.91%					7.59%
Without Sales Load [Member] | C000019037
Average Annual Return [Line Items]
Average Annual Return, Percent		32.45%				16.81%					14.86%
Without Sales Load [Member] | C000019038
Average Annual Return [Line Items]
Average Annual Return, Percent		15.23%				11.83%					9.80%
Without Sales Load [Member] | C000160602
Average Annual Return [Line Items]
Average Annual Return, Percent		13.61%				6.14%				8.43%
Without Sales Load [Member] | C000244514
Average Annual Return [Line Items]
Average Annual Return, Percent	17.10%
Without Sales Load [Member] | C000019039
Average Annual Return [Line Items]
Average Annual Return, Percent		13.52%				10.26%					8.54%
Without Sales Load [Member] | C000019029
Average Annual Return [Line Items]
Average Annual Return, Percent		6.97%				2.53%					4.91%
Without Sales Load [Member] | C000019030
Average Annual Return [Line Items]
Average Annual Return, Percent		32.98%				4.25%					5.75%
Without Sales Load [Member] | C000033541
Average Annual Return [Line Items]
Average Annual Return, Percent		24.30%				1.19%					4.42%
Without Sales Load [Member] | C000019034
Average Annual Return [Line Items]
Average Annual Return, Percent		6.52%				7.72%					9.02%
Without Sales Load [Member] | C000033534
Average Annual Return [Line Items]
Average Annual Return, Percent		15.85%				6.86%					11.93%
Without Sales Load [Member] | C000027706
Average Annual Return [Line Items]
Average Annual Return, Percent		11.53%				1.17%					6.34%
Without Sales Load [Member] | C000027707
Average Annual Return [Line Items]
Average Annual Return, Percent		26.90%				20.44%					12.86%
Without Sales Load [Member] | C000033535
Average Annual Return [Line Items]
Average Annual Return, Percent		15.74%				8.54%					(6.21%)
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%			13.96%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%			13.96%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%			13.96%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%		13.49%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%		13.49%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%		13.49%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%	14.71%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%	14.71%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%	14.71%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%			16.03%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%		8.25%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%	13.69%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%				14.19%
SPDR ETFs Index: S&P500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	23.14%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%					12.86%
SPDR ETFs Index: Russell 1000 Yield Focused Factor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Yield Focused Factor Index
Average Annual Return, Percent		12.91%				11.78%			11.69%
SPDR ETFs Index: Russell 1000 Momentum Focused Factor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Momentum Focused Factor Index
Average Annual Return, Percent		14.29%				10.53%			10.09%
SPDR ETFs Index: Russell 1000 Low Volatility Focused Factor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Low Volatility Focused Factor Index
Average Annual Return, Percent		11.23%				10.40%			11.45%
SPDR ETFs Index: S&P MidCap 400 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Growth Index
Average Annual Return, Percent		18.82%				10.49%					9.71%
SPDR ETFs Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Value Index
Average Annual Return, Percent		8.17%				9.54%					8.18%
SPDR ETFs Index: S&P SmallCap 600 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Growth Index
Average Annual Return, Percent		13.03%				8.34%					9.11%
SPDR ETFs Index: S&P SmallCap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Value Index
Average Annual Return, Percent		4.20%				7.42%					7.18%
SPDR ETFs Index: S&P 1500 Low Valuation Tilt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Low Valuation Tilt Index
Average Annual Return, Percent		18.69%				13.28%					10.83%
SPDR ETFs Index: S&P 1500 Positive Momentum Tilt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Positive Momentum Tilt Index
Average Annual Return, Percent		32.31%				15.36%					13.16%
SPDR ETFs Index: SSGA US Large Cap Low Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSGA US Large Cap Low Volatility Index
Average Annual Return, Percent		11.30%				9.59%					11.02%
SPDR ETFs Index: SSGA US Small Cap Low Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSGA US Small Cap Low Volatility Index
Average Annual Return, Percent		9.89%				6.37%					7.69%
SPDR ETFs Index: S&P Kensho Intelligent Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Kensho Intelligent Infrastructure Index
Average Annual Return, Percent		(6.66%)				2.90%		2.56%
SPDR ETFs Index: S&P Kensho Smart Transportation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Kensho Smart Transportation Index
Average Annual Return, Percent		(16.69%)				0.44%		(0.18%)
SPDR ETFs Index: S&P Kensho Future Security Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Kensho Future Security Index
Average Annual Return, Percent		15.58%				9.36%		11.24%
SPDR ETFs Index: S&P Kensho New Economies Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Kensho New Economies Composite Index
Average Annual Return, Percent		4.33%				7.82%	8.81%
SPDR ETFs Index: S&P Kensho Clean Power Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Kensho Clean Power Index
Average Annual Return, Percent		(27.53%)				11.31%	14.94%
SPDR ETFs Index: S&P Kensho Final Frontiers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Kensho Final Frontiers Index
Average Annual Return, Percent		3.40%				7.16%	8.55%
SPDR ETFs Index: S&P 500 ESG Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 ESG Index
Average Annual Return, Percent		25.09%			17.24%
SPDR ETFs Index: S&P SmallCap 600 ESG Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 ESG Index
Average Annual Return, Percent		11.47%		0.69%
SPDR ETFs Index: MSCI USA Climate Paris Aligned Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Climate Paris Aligned Index
Average Annual Return, Percent		22.60%	11.69%
SPDR ETFs Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		23.52%				14.56%					12.41%
SPDR ETFs Index: S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index
Average Annual Return, Percent		8.66%				7.95%					7.59%
SPDR ETFs Index: S&P 500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Growth Index
Average Annual Return, Percent		32.52%				16.87%					14.97%
SPDR ETFs Index: S&P 500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Value Index
Average Annual Return, Percent		15.29%				11.89%					9.89%
SPDR ETFs Index: S&P 500 High Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 High Dividend Index
Average Annual Return, Percent		13.62%				6.14%				8.49%
SPDR ETFs Index: S&P Sector-Neutral High Yield Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Sector-Neutral High Yield Dividend Aristocrats Index
Average Annual Return, Percent	17.22%
SPDR ETFs Index: S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index
Average Annual Return, Percent		13.57%				10.32%					8.60%
SPDR ETFs Index: Dow Jones U.S. Select REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Index
Average Annual Return, Percent		7.15%				2.78%					5.17%
SPDR ETFs Index: S&P Banks Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Banks Select Industry Index
Average Annual Return, Percent		33.44%				4.57%					6.08%
SPDR ETFs Index: S&P Regional Banks Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Regional Banks Select Industry Index
Average Annual Return, Percent		24.77%				1.50%					4.78%
SPDR ETFs Index: S&P High Yield Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P High Yield Dividend Aristocrats Index
Average Annual Return, Percent		6.81%				8.06%					9.42%
SPDR ETFs Index: S&P Aerospace & Defense Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Aerospace & Defense Select Industry Index
Average Annual Return, Percent		16.21%				7.21%					12.31%
SPDR ETFs Index: S&P Biotechnology Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Biotechnology Select Industry Index
Average Annual Return, Percent		11.93%				1.28%					6.28%
SPDR ETFs Index: S&P Homebuilders Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Homebuilders Select Industry Index
Average Annual Return, Percent		27.37%				20.80%					13.20%
SPDR ETFs Index: S&P Oil & Gas Exploration & Production Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Oil & Gas Exploration & Production Select Industry Index
Average Annual Return, Percent		16.11%				8.78%					(6.07%)